OPERATIONS (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATIONS
Periodicity of payment of fee payable in an service concession agreement term	2 years
Percentage of service concession fees based on prior year STFC revenue	2.00%
Period of authorizations for the use of SMP radio spectrum with possible extension	15 years
Capital
OPERATIONS
Percentage of shares issued	100.00%	100.00%
Controlling Group | Capital
OPERATIONS
Percentage of shares issued	76.30%	75.29%